Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Summary of Revenues Disaggregated by Revenue Source

The following table presents the Company is revenues disaggregated by revenue source:

	For the three months ended
	September 30, 2017	September 30, 2018	September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Online marketing	20,108	22,481	3,273

iQIYI membership service	1,697	2,852	415
iQIYI content distribution	276	835	122
Interest income earned from provision of financial services	495	408	59
Others	913	1,627	237

Other revenue	3,381	5,722	833

Total revenue	23,489	28,203	4,106

	For the nine months ended
	September 30, 2017	September 30, 2018	September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Online marketing	52,729	60,715	8,840

iQIYI membership service	4,607	7,421	1,081
iQIYI content distribution	958	1,641	239
Interest income earned from provision of financial services	1,029	1,724	251
Others	1,931	3,581	521

Other revenue	8,525	14,367	2,092

Total revenue	61,254	75,082	10,932